OPERATING EXPENSES - Schedule of operating expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Cost of revenue	$ 27,092,577	$ 16,955,555	[1]	$ 9,602,058	[1]
Research and development expenses	1,877,907	1,038,547	[1]	541,241	[1]
General and administrative expenses	9,040,589	6,053,503	[1]	3,234,773	[1]
Selling and marketing expenses	1,646,144	1,256,315	[1]	257,330	[1]
Total operating expenses	$ 39,657,217	$ 25,303,920		$ 13,635,402

[1]	See restatement of financial statements in note 2.4 for further details.